LOANS PAYABLE - Disclosure of loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Balance at the beginning of the year	$ 8,875
Net proceeds from software and equipment financing	4,010	$ 10,218
Finance cost	834	301
Repayments of principal	(3,229)	(1,343)
Repayments of finance costs	(834)	(301)
Effects of movements in exchange rates	16	0
Balance at the end of the year	9,672	8,875
Statements of Financial Position Presentation
Current loans payable			$ 3,578	$ 2,958
Non-Current loans payable			6,094	5,917
Total	$ 9,672	$ 8,875	$ 9,672	$ 8,875